Taxation (Tables)	6 Months Ended
Jun. 30, 2022
Taxation [Abstract]
Schedule of income tax expense
	SIX MONTHS ENDED
	June 30,	June 30,
	2022	2021
Current income tax expense	(1,231)	—
Deferred income tax gain	47,316	10,642
Total income tax (expense)/gain	46,085	10,642

Schedule of deferred income tax liabilities or to deferred income tax assets
	June 30,	December 31,
	2022	2021
Deferred Tax liabilities
Intangible assets	(47,590)	(51,914)
Other receivables	(81,184)	(122,449)
Total	(128,774)	(174,363)
Deferred Tax assets
Net operation loss (NOL)	32,775	31,879
Total	32,775	31,879
Deferred Tax, net	(95,999)	(142,484)